Schedule of Net Adjustments Reconciliation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Property, plant and equipment, net	$ 6,346	$ 412	$ 439
Intangible assets, net	54,005	15,586	15,236
Deferred tax assets, net	3,206	4,405	4,099
Total non-current assets	78,954	20,593	19,774
Current assets
Cash and cash equivalents	2,018	60	199	$ 553
Digital assets	5	5
Total current assets	77,471	72,144	17,659
Total assets	156,425	92,737	37,433
Current liabilities
Provisions	3,758	2,491	2,287
Total current liabilities	89,418	53,745	54,124
Non-current liabilities
Total non-current liabilities	30,073	21,754	23,845
Total liabilities	119,491	75,499	77,969
Equity
Share capital	3,687	1,504	533
Share premium	165,738	122,368	108,220
Other reserves	(8,762)	(6,519)	(6,301)
Equity and reserves attributable to owners	36,934	17,238	(40,536)
Total equity	36,934	17,238	(40,536)	$ 3,747
Total equity and liabilities	$ 156,425	92,737	$ 37,433
Previously stated [member]
Non-current assets
Property, plant and equipment, net		1,460
Intangible assets, net		16,694
Deferred tax assets, net		4,405
Total non-current assets		22,559
Current assets
Cash and cash equivalents		60
Restricted cash		191
Trade and other receivables		73,162
Inventory		1,151
Digital assets		5
Total current assets		74,569
Total assets		97,128
Current liabilities
Trade and other payables		39,806
Income tax liability		168
Provisions		3,047
Loans and borrowings		12,249
Total current liabilities		55,270
Non-current liabilities
Other payables		2,225
Provisions		17
Loans and borrowings		16,940
Deferred tax liabilities		2,572
Total non-current liabilities		21,754
Total liabilities		77,024
Equity
Share capital		2,704
Share premium		181,668
Cumulative translation reserve		(1,966)
Share subscription equity reserve
Other reserves		(6,519)
Accumulated deficit		(155,783)
Equity and reserves attributable to owners		20,104
Total equity		20,104
Total equity and liabilities		97,128
Restatement [member]
Non-current assets
Property, plant and equipment, net		602
Intangible assets, net		15,586
Deferred tax assets, net		4,405
Total non-current assets		20,593
Current assets
Cash and cash equivalents		60
Restricted cash		191
Trade and other receivables		70,737
Inventory		1,151
Digital assets		5
Total current assets		72,144
Total assets		92,737
Current liabilities
Trade and other payables		38,854
Income tax liability		168
Provisions		2,474
Loans and borrowings		12,249
Total current liabilities		53,745
Non-current liabilities
Other payables		2,225
Provisions		17
Loans and borrowings		16,940
Deferred tax liabilities		2,572
Total non-current liabilities		21,754
Total liabilities		75,499
Equity
Share capital		1,504
Share premium		122,368
Cumulative translation reserve		(1,966)
Share subscription equity reserve		60,500
Other reserves		(6,519)
Accumulated deficit		(158,649)
Equity and reserves attributable to owners		17,238
Total equity		17,238
Total equity and liabilities		92,737
Net Adjustment [Member]
Non-current assets
Property, plant and equipment, net		858
Intangible assets, net		1,108
Deferred tax assets, net
Total non-current assets		1,966
Current assets
Cash and cash equivalents
Restricted cash
Trade and other receivables		2,425
Inventory
Digital assets
Total current assets		2,425
Total assets		4,391
Current liabilities
Trade and other payables		952
Income tax liability
Provisions		573
Loans and borrowings
Total current liabilities		1,525
Non-current liabilities
Other payables
Provisions
Loans and borrowings
Deferred tax liabilities
Total non-current liabilities
Total liabilities		1,525
Equity
Share capital		1,200
Share premium		59,300
Cumulative translation reserve
Share subscription equity reserve		(60,500)
Other reserves
Accumulated deficit		2,866
Equity and reserves attributable to owners		2,866
Total equity		2,866
Total equity and liabilities		$ 4,391